Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of estimated useful lives

Depreciation is computed primarily over the following periods:

Useful Life
in Years
Machinery and equipment	5 - 10
Buildings	25 - 40
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets

Intangible assets and their useful lives are as follows:

Weighted Average
Useful Life
Developed technology	6
Patents	8
Trademarks and trade names	9
Customer relationships	7
Capitalized software development costs	5
In-process research and development	Indefinite

Schedule of changes in deferred revenues relating to warranty commitments

The Company classifies the portion of deferred revenue not expected to be earned in the subsequent 12 months as long-term. The changes in deferred revenues relating to warranty commitments were as follows:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Balance at beginning of year	14,100	15,939
Revenue deferred in the period	22,309	19,413
Revenue recognized in the period	(18,854)	(21,252)
Balance at end of year	$17,555	$14,100